Fair Value Measurements (Tables)	12 Months Ended
May. 31, 2015
Assets and Liabilities Measured at Fair Value on Recurring Basis and Categorized using Fair Value Hierarchy

The following tables present our assets and liabilities that are measured at fair value on a recurring basis and are categorized using the fair value hierarchy.

(In thousands)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at May 31, 2015
U.S. Treasury and other government	$—	$21,349	$—	$21,349
Foreign bonds		38		38
Mortgage - backed securities		128		128
Corporate bonds		1,389		1,389
Stocks - foreign	3,976			3,976
Stocks - domestic	39,458			39,458
Mutual funds - foreign		34,541		34,541
Mutual funds - domestic		53,891		53,891
Foreign currency forward contract		(6,369)		(6,369)
Contingent consideration			(27,598)	(27,598)

Total	$43,434	$104,967	$(27,598)	$120,803

(In thousands)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at May 31, 2014
U.S. Treasury and other government	$—	$21,144	$—	$21,144
Foreign bonds		40		40
Mortgage - backed securities		140		140
Corporate bonds		1,756		1,756
Stocks - foreign	1,633			1,633
Stocks - domestic	39,904			39,904
Mutual funds - foreign		33,340		33,340
Mutual funds - domestic		44,923		44,923
Foreign currency forward contract		2,582		2,582
Cross - currency swap		(19,550)		(19,550)
Contingent consideration			(81,296)	(81,296)

Total	$41,537	$84,375	$(81,296)	$44,616

Fair Value and Carrying Value of Financial Instruments and Long-Term Debt

Based on the analysis performed, the fair value and the carrying value of our financial instruments and long-term debt as of May 31, 2015 and May 31, 2014 are as follows:

	At May 31, 2015
(In thousands)	Carrying Value	Fair Value
Cash and cash equivalents	$174,711	$174,711
Marketable equity securities	131,866	131,866
Marketable debt securities	22,904	22,904
Long-term debt, including current portion	1,656,075	1,783,962

	At May 31, 2014
(In thousands)	Carrying Value	Fair Value
Cash and cash equivalents	$332,868	$332,868
Marketable equity securities	119,800	119,800
Marketable debt securities	23,080	23,080
Long-term debt, including current portion	1,351,627	1,516,062